Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Keystone Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001358658
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 30, 2012
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGAX
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGIX

Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund
FUND SUMMARY
Investment Objective
The Keystone Large Cap Growth Fund's (the "Fund") investment objective is long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Keystone Large Cap Growth Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Keystone Large Cap Growth Fund	Class A	Class I
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	1.35%	1.10%

Example
This Example is intended to help you compare the costs of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Keystone Large Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	137	428	739	1,624
Class I	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 114%
of the average value of its portfolio.
Principal Investment Strategies
The Keystone Large Cap Growth Fund is a diversified, open-end management investment company that invests primarily in equity securities of U.S.
companies. Unlike many equity funds, the Fund focuses on a relatively small number of intensively researched companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes,
"large-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $752 million to
$624 billion as of September 28, 2012). The Fund generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Normally, the Fund invests in approximately 35-55 companies that the Fund's
Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The 25 most highly regarded of these companies usually constitute approximately 70% or more of the
Fund's net assets. Notwithstanding this focus, the Fund has no policy to concentrate in securities of issuers in a particular industry or group of industries. Because the Adviser's approach focuses on individual stock selection, the Adviser believes that any resulting industry and sector concentrations are byproducts of this investment selection process. As an operating policy, however, the Adviser does not intend for investments in any one particular industry or group of industries to exceed 50% of the Fund's net assets. Although the Fund does not concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Adviser believes have offered exceptional growth potential.

During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio.
Through this process, the Adviser tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Adviser uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.

In pursuing its objective, the Fund may also purchase the stocks of non-U.S.
companies whose shares trade in U.S. markets or on U.S. exchanges.

You should consider an investment in the Fund as a long-term investment. The
Fund's returns will fluctuate over long and short periods.
Principal Risks
The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on stock investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund.

Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Growth Portfolio Risk. Because the Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the
Fund's net asset value. Neither growth investing nor active trading can guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result, and there can be no assurance that the Fund's investment objective will be achieved. Active management typically results in a higher portfolio turnover and therefore may cause the realization of net short-term capital gain.

Allocation Risk. This is the risk that the allocation of the Fund's investments among economic sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.

Industry Risk. This is the risk of investments related to any one industry.
Market or economic factors affecting that industry or group of related industries could have a major effect on the value of the Fund's investments.

Technology Companies Risk. The Fund may focus its investments in technology companies. Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.

Credit Risk. This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Foreign Risk. This is the risk of investments in issuers located in foreign countries. A fund investing in the securities of foreign issuers may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers may not be subject to the same degree of regulation as U.S. issuers.
Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.
Fund Performance
The bar chart shows the variability of the annual returns for the Class A shares of the Fund for the period ended December 31, and provides an indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's shares from year to year. The returns shown in the bar chart do not reflect the front-end sales load that was in effect for Class A shares prior to
March 1, 2010, when the front end sales load was eliminated. The table shows how the average annual returns of the Class A shares of the Fund for 1 year, 5 years and since inception compare with those of broad measures of market performance.
As with all mutual funds, the past performance is not a prediction of the future returns. Updated performance information is available on the Fund's website or by calling 1-866-596-FUND.
Year-by-Year Total Returns as of 12/31 for each Year Indicated Class A

The returns for the period January 1, 2012 through September 30, 2012 are 17.07%.
The performance of Class I shares will differ due to the differences in expenses.

Best Calendar Quarter:       Q3 2010   18.72%
Worst Calendar Quarter: Q4 2008 -20.96%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Keystone Large Cap Growth Fund	Label	1 Year	5 Years	Since Inception		Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class A	Class A Return Before Taxes	(0.50%)	1.81%	3.99%	[1]	Aug 7, 2006
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.27%)	1.11%	3.28%	[1]	Aug 7, 2006
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.62%	1.25%	3.13%	[1]	Aug 7, 2006
Class I	Class I Return Before Taxes	(0.25%)					11.00%	[1]	Nov 2, 2009
S&P 500® Index	S&P 500® Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.11%	(0.25%)	1.90%			11.34%
Russell 1000® Growth Index	Russell 1000® Growth Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.64%	2.50%	4.57%			12.96%
[1]	The inception dates for the Class A and Class I shares are August 7, 2006 and November 2, 2009, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.
After-tax returns are shown for Class A shares only and will vary for Class I.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 30, 2012
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keystone Large Cap Growth Fund's (the "Fund") investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 114%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Keystone Large Cap Growth Fund is a diversified, open-end management investment company that invests primarily in equity securities of U.S.
companies. Unlike many equity funds, the Fund focuses on a relatively small number of intensively researched companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes,
"large-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $752 million to
$624 billion as of September 28, 2012). The Fund generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Normally, the Fund invests in approximately 35-55 companies that the Fund's
Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The 25 most highly regarded of these companies usually constitute approximately 70% or more of the
Fund's net assets. Notwithstanding this focus, the Fund has no policy to concentrate in securities of issuers in a particular industry or group of industries. Because the Adviser's approach focuses on individual stock selection, the Adviser believes that any resulting industry and sector concentrations are byproducts of this investment selection process. As an operating policy, however, the Adviser does not intend for investments in any one particular industry or group of industries to exceed 50% of the Fund's net assets. Although the Fund does not concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Adviser believes have offered exceptional growth potential.

During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio.
Through this process, the Adviser tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Adviser uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.

In pursuing its objective, the Fund may also purchase the stocks of non-U.S.
companies whose shares trade in U.S. markets or on U.S. exchanges.

You should consider an investment in the Fund as a long-term investment. The
		Fund's returns will fluctuate over long and short periods.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on stock investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund.

Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Growth Portfolio Risk. Because the Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the
Fund's net asset value. Neither growth investing nor active trading can guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result, and there can be no assurance that the Fund's investment objective will be achieved. Active management typically results in a higher portfolio turnover and therefore may cause the realization of net short-term capital gain.

Allocation Risk. This is the risk that the allocation of the Fund's investments among economic sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.

Industry Risk. This is the risk of investments related to any one industry.
Market or economic factors affecting that industry or group of related industries could have a major effect on the value of the Fund's investments.

Technology Companies Risk. The Fund may focus its investments in technology companies. Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.

Credit Risk. This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Foreign Risk. This is the risk of investments in issuers located in foreign countries. A fund investing in the securities of foreign issuers may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers may not be subject to the same degree of regulation as U.S. issuers.
Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation, or other
		confiscation, the Fund could lose its entire investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the variability of the annual returns for the Class A shares of the Fund for the period ended December 31, and provides an indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's shares from year to year. The returns shown in the bar chart do not reflect the front-end sales load that was in effect for Class A shares prior to
March 1, 2010, when the front end sales load was eliminated. The table shows how the average annual returns of the Class A shares of the Fund for 1 year, 5 years and since inception compare with those of broad measures of market performance.
As with all mutual funds, the past performance is not a prediction of the future returns. Updated performance information is available on the Fund's website or
		by calling 1-866-596-FUND.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the annual returns for the Class A shares of the Fund for the period ended December 31, and provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-596-FUND
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the past performance is not a prediction of the future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for each Year Indicated Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The returns for the period January 1, 2012 through September 30, 2012 are 17.07%.
The performance of Class I shares will differ due to the differences in expenses.

Best Calendar Quarter:       Q3 2010   18.72%
		Worst Calendar Quarter: Q4 2008 -20.96%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are shown for Class A shares only and will vary for Class I.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an IRA or 401(k) plan, the after-tax returns shown are not relevant to you.
		After-tax returns are shown for Class A shares only and will vary for Class I.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (Index returns do not reflect deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Since Inception Secondary	ck0001358658_AverageAnnualReturnSinceInceptionSecondary	11.34%
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (Index returns do not reflect deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Since Inception Secondary	ck0001358658_AverageAnnualReturnSinceInceptionSecondary	12.96%
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Annual Return 2007	rr_AnnualReturn2007	16.10%
Annual Return 2008	rr_AnnualReturn2008	(43.21%)
Annual Return 2009	rr_AnnualReturn2009	43.80%
Annual Return 2010	rr_AnnualReturn2010	15.94%
Annual Return 2011	rr_AnnualReturn2011	(0.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The returns for the period January 1, 2012 through September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Keystone Large Cap Growth Fund (Prospectus Summary) | Keystone Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception Secondary	ck0001358658_AverageAnnualReturnSinceInceptionSecondary	11.00%	[1]
Average Annual Returns, Inception Date Secondary	ck0001358658_AverageAnnualReturnInceptionDateSecondary	Nov 2, 2009

[1]	The inception dates for the Class A and Class I shares are August 7, 2006 and November 2, 2009, respectively.